Related party disclosures (Details)	12 Months Ended
Dec. 31, 2024 USD ($)
Loan A Issuance [Member]
Related Party Transaction [Line Items]
Related party of unsecured settlement, beginning	$ 1,085,927
Loan issued
Interest income accrued	95,236
Total repayment by December 2024
Related party of unsecured settlement, ending	1,181,163
Loan B Issuance [Member]
Related Party Transaction [Line Items]
Related party of unsecured settlement, beginning
Loan issued	220,000
Interest income accrued	9,635
Total repayment by December 2024	(229,635)
Related party of unsecured settlement, ending
Loan C Issuance [Member]
Related Party Transaction [Line Items]
Related party of unsecured settlement, beginning	56,740
Loan issued
Interest income accrued	986
Total repayment by December 2024	(57,726)
Related party of unsecured settlement, ending
Loan D Issuance [Member]
Related Party Transaction [Line Items]
Related party of unsecured settlement, beginning	155,664
Loan issued	402,233
Interest income accrued
Total repayment by December 2024	(557,897)
Related party of unsecured settlement, ending